Note 5 - Short-term Debt (Details) (Chairman and Chief Executive Officer [Member], USD $)	3 Months Ended
Mar. 31, 2015
Chairman and Chief Executive Officer [Member]
Note 5 - Short-term Debt (Details) [Line Items]
Proceeds from Related Party Debt	$ 200,000